Trade Payables And Reverse Factoring Operations (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables	R$ 5,455,137	R$ 1,686,832
Reverse factoring operations	254,832	142,924
Trade payables	5,709,969	1,829,756
Domestic market [member]
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables	4,593,288	1,581,759
Foreign countries [member]
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables	R$ 861,849	R$ 105,073